ACCUMULATED OTHER COMPREHENSIVE LOSS - Summary of Components of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 209,774	$ 299,089	$ 270,371
Other comprehensive income (loss) before reclassifications	(3,800)	(4,766)	1,224
Amounts reclassified out of accumulated other comprehensive income	(6,484)	(6,131)	2,398
Other comprehensive income (loss)	2,424	1,811	(1,388)
Ending balance	214,733	209,774	299,089
Accumulated Other Comprehensive Loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(15,314)	(16,679)	(15,505)
Other comprehensive income (loss)	2,684	1,365	(1,174)
Ending balance	(12,630)	(15,314)	(16,679)
Unrealized Gains (Losses) on Derivative Financial Instruments Designated as Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(626)	(610)	559
Other comprehensive income (loss) before reclassifications	(4,256)	(6,148)	1,229
Amounts reclassified out of accumulated other comprehensive income	(6,484)	(6,131)	2,398
Other comprehensive income (loss)	2,228	(16)	(1,169)
Ending balance	1,602	(626)	(610)
Foreign Currency Translation Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(14,687)	(16,069)	(16,064)
Other comprehensive income (loss) before reclassifications	456	1,382	(5)
Amounts reclassified out of accumulated other comprehensive income	0	0	0
Other comprehensive income (loss)	456	1,382	(5)
Ending balance	$ (14,231)	$ (14,687)	$ (16,069)